Columbia Greater China Fund
First Quarter Report
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Greater China Fund, November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 22.0%
Entertainment 2.8%
NetEase, Inc.	65,100	1,133,345
Tencent Music Entertainment Group, ADR	8,340	95,159
Total		1,228,504
Interactive Media & Services 19.2%
Autohome, Inc., ADR	12,197	335,540
Baidu, Inc. Class A(a)	41,926	445,090
Kanzhun Ltd., ADR	29,726	401,301
Kuaishou Technology(a)	29,000	181,818
Tencent Holdings Ltd.	138,700	7,162,921
Total		8,526,670
Total Communication Services		9,755,174
Consumer Discretionary 33.6%
Automobile Components 1.8%
Fuyao Glass Industry Group Co., Ltd. Class H	118,400	796,689
Automobiles 4.1%
BYD Co., Ltd., Class H	46,000	1,517,310
Yadea Group Holdings Ltd.	202,000	321,151
Total		1,838,461
Broadline Retail 11.6%
Alibaba Group Holding Ltd.	277,168	3,027,020
PDD Holdings, Inc., ADR(a)	21,800	2,105,008
Total		5,132,028
Diversified Consumer Services 1.5%
New Oriental Education & Technology Group, Inc.	114,900	676,673
Hotels, Restaurants & Leisure 11.5%
Meituan, Class B(a)	140,670	2,967,192
Sands China Ltd.(a)	97,600	250,857
Trip.com Group Ltd., ADR(a)	28,897	1,868,191
Total		5,086,240
Household Durables 1.8%
Gree Electric Appliances, Inc., Class A	59,930	350,153
Haier Smart Home Co., Ltd., Class H	134,800	453,390
Total		803,543
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.3%
Amer Sports, Inc.(a)	12,311	324,148
Shenzhou International Group Holdings Ltd.	34,500	267,090
Total		591,238
Total Consumer Discretionary		14,924,872
Consumer Staples 5.9%
Beverages 4.7%
China Resources Beer Holdings Co., Ltd.	74,500	252,971
Eastroc Beverage Group Co., Ltd., Class A	31,066	923,546
Kweichow Moutai Co., Ltd., Class A	4,300	913,121
Total		2,089,638
Food Products 0.3%
Uni-President China Holdings Ltd.	146,000	129,110
Personal Care Products 0.9%
Proya Cosmetics Co., Ltd., Class A	33,012	420,925
Total Consumer Staples		2,639,673
Energy 1.8%
Oil, Gas & Consumable Fuels 1.8%
China Petroleum & Chemical Corp., Class H	408,000	219,253
PetroChina Co., Ltd., Class H	816,000	580,993
Total		800,246
Total Energy		800,246
Financials 11.3%
Banks 8.2%
China Construction Bank Corp., Class H	2,472,340	1,869,236
China Merchants Bank Co., Ltd., Class H	240,000	1,100,065
Industrial & Commercial Bank of China Ltd., Class H	1,156,000	681,579
Total		3,650,880
Insurance 3.1%
AIA Group Ltd.	90,800	683,688
Ping An Insurance Group Co. of China Ltd., Class H	116,500	677,539
Total		1,361,227
Total Financials		5,012,107

Columbia Greater China Fund  | 2024

Portfolio of Investments  (continued)
Columbia Greater China Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 3.0%
Health Care Equipment & Supplies 1.7%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	20,800	754,836
Health Care Providers & Services 0.6%
New Horizon Health Ltd.(a),(b),(c)	287,500	261,263
Health Care Technology 0.7%
Medlive Technology Co., Ltd.	234,484	295,365
Pharmaceuticals —%
China Animal Healthcare Ltd.(a),(b),(c)	1,050,000	0
Total Health Care		1,311,464
Industrials 9.2%
Electrical Equipment 2.1%
Contemporary Amperex Technology Co., Ltd., Class A	13,880	505,872
Sieyuan Electric Co., Ltd., Class A	40,100	431,822
Total		937,694
Ground Transportation 3.7%
DiDi Global, Inc., ADR(a)	97,355	459,516
Full Truck Alliance Co., Ltd., ADR	116,204	1,163,202
Total		1,622,718
Machinery 3.0%
Shenzhen Inovance Technology Co., Ltd., Class A	33,675	282,693
Techtronic Industries Co., Ltd.	32,000	455,460
Yutong Bus Co., Ltd.	133,200	403,745
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	58,200	187,261
Total		1,329,159
Professional Services 0.4%
Centre Testing International Group Co., Ltd., Class A	92,900	174,982
Total Industrials		4,064,553
Information Technology 8.8%
Electronic Equipment, Instruments & Components 1.7%
Foxconn Industrial Internet Co., Ltd., Class A	202,700	630,116
Hon Hai Precision Industry Co., Ltd.	22,000	133,973
Total		764,089
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.8%
Alchip Technologies Ltd.	3,000	206,134
ASPEED Technology, Inc.	1,000	127,474
MediaTek, Inc.	8,000	314,114
Taiwan Semiconductor Manufacturing Co., Ltd.	33,000	1,028,298
Total		1,676,020
Software 0.6%
Beijing Kingsoft Office Software, Inc., Class A	6,531	268,506
Technology Hardware, Storage & Peripherals 2.7%
Xiaomi Corp.(a)	335,000	1,205,691
Total Information Technology		3,914,306
Materials 1.2%
Metals & Mining 1.2%
Zijin Mining Group Co., Ltd., Class H	268,000	519,462
Total Materials		519,462
Real Estate 2.0%
Real Estate Management & Development 2.0%
KE Holdings, Inc., ADR	48,264	909,776
Total Real Estate		909,776
Total Common Stocks (Cost $30,338,569)		43,851,633

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.802%(d),(e)	588,401	588,284
Total Money Market Funds (Cost $588,265)		588,284
Total Investments in Securities (Cost: $30,926,834)		44,439,917
Other Assets & Liabilities, Net		(66,249)
Net Assets		44,373,668
Columbia Greater China Fund  | 2024

Portfolio of Investments  (continued)
Columbia Greater China Fund, November 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2024, the total value of these securities amounted to $261,263, which represents 0.59% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at November 30, 2024.
(e)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.802%
	1,144,787	4,167,709	(4,724,179)	(33)	588,284	173	7,281	588,401
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Greater China Fund  | 2024

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1QT158_08_R01_(01/25)